UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund:	BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2010

Date of reporting period: 08/31/2009

Item 1 – Schedule of Investments

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Guam - 1.0%

County/City/Special District/School District - 0.3%	Territory of Guam, RB, Section 30, Series A, 5.75%, 12/01/34	$915	$920,536

State - 0.4%	Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	972,658

Utilities - 0.3%	Guam Government Waterworks Authority, RB, Water, 5.88%, 7/01/35	1,000	885,830

	Total Municipal Bonds in Guam		2,779,024

Multi-State - 3.3%

Housing - 3.3%	Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (a)(b)	4,000	4,167,240
	MuniMae TE Bond Subsidiary LLC, 7.50%, 6/30/49 (a)(b)	4,000	3,480,000
	MuniMae TE Bond Subsidiary LLC, 7.75%, 6/30/50 (a)(b)	2,000	1,299,560

	Total Municipal Bonds in Multi-State		8,946,800

New Jersey - 85.2%

Corporate - 2.4%	New Jersey EDA, RB, American Airlines Inc. Project, AMT, 7.10%, 11/01/31	1,075	479,665
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.25%, 9/15/19	3,000	2,582,760
	New Jersey EDA, RB, Disposal, Waste Management New Jersey, Series A, AMT, 5.30%, 6/01/15	2,000	2,012,340
	New Jersey EDA, RB, Public Service Electric & Gas Co., Series A, AMT (MBIA), 6.40%, 5/01/32	100	100,043
	New Jersey EDA, Refunding RB, Burlington Coat Factory, 6.13%, 9/01/10	40	40,075
	New Jersey EDA, Refunding RB, Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,250	1,218,337

			6,433,220

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
S/F	Single-Family
SO	Special Obligation

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

County/City/Special District/ School District - 4.7%	Borough of Cape May Point, New Jersey, GO, 5.70%, 3/15/13	$600	$629,772
	Camden County Pollution Control Financing Authority, RB, Series A, AMT, 7.50%, 12/01/10	340	339,939
	Camden County Pollution Control Financing Authority, RB, Series B, AMT, 7.50%, 12/01/09	25	24,963
	City of Perth Amboy New Jersey, GO, CAB (FSA), 5.47%, 7/01/35 (c)	1,250	1,072,688
	City of Perth Amboy New Jersey, GO, CAB (FSA), 5.09%, 7/01/36 (c)	300	256,104
	County of Middlesex New Jersey, COP (MBIA), 5.00%, 8/01/22	200	200,644
	Essex County Improvement Authority, Refunding RB, County Guaranteed, Project Consolidation (MBIA), 5.50%, 10/01/29	1,500	1,650,690
	Hopatcong Boro New Jersey, GO, Sewer (AMBAC), 5.75%, 8/01/13 (d)	1,300	1,510,834
	Knowlton Township Board Of Education, GO, 6.60%, 8/15/11	169	187,497
	Middlesex County Improvement Authority, RB, Senior, Heldrich Center Hotel, Series A, 5.00%, 1/01/15	945	665,412
	Middlesex County Improvement Authority, Refunding RB, County Guaranteed, Golf Course Projects, 5.25%, 6/01/26	1,705	1,813,711
	Newark Housing Authority, Refunding RB, Additional, Newark Redevelopment Project (MBIA), 4.38%, 1/01/37	1,800	1,614,960
	Salem County Improvement Authority, RB, Finlaw State Office Building (FSA), 5.38%, 8/15/28	605	646,315
	South Jersey Port Corp., Refunding RB, AMT, 5.20%, 1/01/23	1,500	1,463,280
	Union County Improvement Authority, RB, Lease, Madison Redevelopment Project (FSA), 5.00%, 3/01/25	500	518,055

			12,594,864

Education - 11.5%	New Jersey EDA, RB, Duke Farms Foundation Project, Series B, 5.00%, 7/01/48	2,000	2,065,780
	New Jersey EDA, Refunding RB, Seeing Eye Inc. Project (AMBAC), 5.00%, 12/01/24	6,500	6,337,045
	New Jersey Educational Facilities Authority, RB, Fairleigh Dickinson University, Series D (ACA), 5.25%, 7/01/32	1,500	1,305,615

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey Educational Facilities Authority, RB, Georgian Court College Project, Series C, 6.50%, 7/01/13 (d)	$750	$888,247
New Jersey Educational Facilities Authority, RB, Kean University, Series D (FGIC), 5.25%, 7/01/13 (d)	250	284,893
New Jersey Educational Facilities Authority, RB, Montclair State University, Series F (FGIC), 5.00%, 7/01/11 (d)	500	537,755
New Jersey Educational Facilities Authority, RB, New Jersey Institute of Technology, Series G (MBIA), 5.25%, 7/01/19	1,000	1,046,940
New Jersey Educational Facilities Authority, RB, Rider University, Series C (Radian), 5.00%, 7/01/37	2,400	2,034,168
New Jersey Educational Facilities Authority, RB, Rowan University, Series C (MBIA), 5.00%, 7/01/14 (d)	650	744,237
New Jersey Educational Facilities Authority, RB, Rowan University, Series C (MBIA), 5.13%, 7/01/14 (d)	715	822,772
New Jersey Educational Facilities Authority, RB, William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,280,192
New Jersey Educational Facilities Authority, Refunding RB, College of New Jersey, Series D (FSA), 5.00%, 7/01/35	1,000	1,029,440
New Jersey Educational Facilities Authority, Refunding RB, Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	295	252,063
New Jersey Educational Facilities Authority, Refunding RB, Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,327,838
New Jersey Educational Facilities Authority, Refunding RB, Rowan University, Series B (MBIA), 4.25%, 7/01/34	1,950	1,678,112
New Jersey Educational Facilities Authority, Refunding RB, Series D, Georgian Court University, 5.00%, 7/01/33	500	451,630
New Jersey Educational Facilities Authority, Refunding RB, Stevens Institute Technology, Series A, 5.00%, 7/01/34	1,400	1,340,402

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New Jersey Educational Facilities Authority, Refunding RB, University Medical & Dentistry, Series B, 7.50%, 12/01/32	$2,500	$2,752,100
	New Jersey State Educational Facilities Authority, Refunding RB, Rowan University, Series B (FSA), 3.00%, 7/01/28	285	224,879
	New Jersey State Higher Education Assistance Authority, RB, Series A, AMT (AMBAC), 5.30%, 6/01/17	15	15,077
	University of Medicine & Dentistry of New Jersey, New Jersey, COP (AMBAC), 5.00%, 4/15/22	250	244,405
	University of Medicine & Dentistry of New Jersey, New Jersey, RB, Series A (AMBAC), 5.13%, 12/01/22	250	238,973
	University of Medicine & Dentistry of New Jersey, New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/27	1,030	977,614
	University of Medicine & Dentistry of New Jersey, New Jersey, RB, Series A (AMBAC), 5.00%, 12/01/31	1,000	860,420

			30,740,597

Health - 13.7%	Burlington County Bridge Commission, RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,273,725
	City of Newark New Jersey, RB (GNMA), New Community Urban Renewal, Series A, 5.20%, 6/01/30	920	921,840
	New Jersey EDA, RB, CAB, Saint Barnabas, Series A (MBIA), 5.62%, 7/01/23 (e)	4,000	1,450,320
	New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	1,000	757,850
	New Jersey EDA, RB, First Mortgage, Presbyterian, Series A, 6.38%, 11/01/31	1,330	1,033,530
	New Jersey EDA, RB, Masonic Charity Foundation New Jersey, 5.25%, 6/01/24	875	888,361
	New Jersey EDA, RB, Masonic Charity Foundation New Jersey, 5.25%, 6/01/32	500	479,460
	New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,357,905
	New Jersey EDA, Refunding RB, Seabrook Village Inc. Facilities, 5.25%, 11/15/26	2,000	1,563,940
	New Jersey EDA, Refunding RB, Seabrook Village Inc. Facilities, 5.25%, 11/15/36	600	426,690

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey Health Care Facilities Financing Authority, RB, Atlantic City Medical, 6.25%, 7/01/12 (d)	$405	$457,192
New Jersey Health Care Facilities Financing Authority, RB, Atlantic City Medical, 6.25%, 7/01/17	505	531,932
New Jersey Health Care Facilities Financing Authority, RB, Avalon at Hillsborough, Series A, AMT, 6.63%, 7/01/35	500	397,710
New Jersey Health Care Facilities Financing Authority, RB, CAB, Saint Barnabas Health, Series B, 5.90%, 7/01/30 (e)	4,500	780,255
New Jersey Health Care Facilities Financing Authority, RB, CAB, Saint Barnabas Health, Series B, 5.69%, 7/01/36 (e)	7,360	718,778
New Jersey Health Care Facilities Financing Authority, RB, CAB, Saint Barnabas Health, Series B, 5.76%, 7/01/37 (e)	7,000	625,170
New Jersey Health Care Facilities Financing Authority, RB, Capital Health System Obligation Group, Series A, 5.75%, 7/01/13 (d)	600	684,516
New Jersey Health Care Facilities Financing Authority, RB, Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	385,153
New Jersey Health Care Facilities Financing Authority, RB, General Hospital Center at Passaic (FSA), 6.75%, 7/01/19 (f)	125	157,067
New Jersey Health Care Facilities Financing Authority, RB, Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,658,032
New Jersey Health Care Facilities Financing Authority, RB, Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	724,140
New Jersey Health Care Facilities Financing Authority, RB, Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	982,256
New Jersey Health Care Facilities Financing Authority, RB, Kennedy Health System, 5.50%, 7/01/21	2,000	2,017,520
New Jersey Health Care Facilities Financing Authority, RB, Meridian Health, Series I (AGC), 5.00%, 7/01/38	1,925	1,949,563
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.00%, 7/01/13 (g)(h)	830	20,750

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New Jersey Health Care Facilities Financing Authority, RB, RWJ Health Care Corp., Series B (Radian), 5.00%, 7/01/25	$250	$214,345
	New Jersey Health Care Facilities Financing Authority, RB, Saint Barnabas Health Care System, Series A, 5.00%, 7/01/29	3,940	3,221,659
	New Jersey Health Care Facilities Financing Authority, RB, South Jersey Hospital, 6.00%, 7/01/12 (d)	1,500	1,695,015
	New Jersey Health Care Facilities Financing Authority, RB, South Jersey Hospital, 5.00%, 7/01/46	3,150	2,748,910
	New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	3,465	3,578,998
	New Jersey Health Care Facilities Financing Authority, Refunding RB, Bayshore Community Hospital (Radian), 5.13%, 7/01/32	1,500	1,150,770

			36,853,352

Housing - 8.4%	Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (FNMA), 5.15%, 2/01/24	2,965	2,980,952
	New Jersey State Housing & Mortgage Finance Agency, RB, Capital Fund Program, Series A (FSA), 4.70%, 11/01/25	2,100	2,101,932
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series T, AMT, 4.65%, 10/01/32	4,400	3,941,696
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series T, AMT, 4.70%, 10/01/37	2,900	2,547,099
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series U, AMT, 4.90%, 10/01/27	2,500	2,388,125
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series U, AMT, 4.95%, 10/01/32	640	603,034
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 4.85%, 4/01/16	2,000	2,051,660

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	$2,250	$2,417,355
	New Jersey State Housing & Mortgage Finance Agency, RB, Series B (FSA), 6.15%, 11/01/20	195	196,562
	New Jersey State Housing & Mortgage Finance Agency, RB, Series B (FSA), 6.25%, 11/01/26	940	945,790
	Newark Housing Authority, RB, South Ward Police Facility (AGC), 5.75%, 12/01/30	625	647,463
	Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	1,425	1,561,814

			22,383,482

State - 21.3%	Garden State Preservation Trust, RB, 2005 Series A (FSA), 5.80%, 11/01/22	1,640	1,908,648
	Garden State Preservation Trust, RB, 2005 Series A (FSA), 5.75%, 11/01/28	2,080	2,523,061
	Garden State Preservation Trust, RB, CAB, Series B (FSA), 5.17%, 11/01/24 (e)	10,000	4,952,700
	Garden State Preservation Trust, RB, CAB, Series B (FSA), 5.24%, 11/01/27 (e)	4,135	1,708,499
	New Jersey EDA, RB, CAB, Motor Vehicle Surcharge (MBIA), 4.95%, 7/01/21 (e)	1,675	967,765
	New Jersey EDA, RB, Cigarette Tax, 5.63%, 6/15/19	520	507,546
	New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/29	3,790	3,503,324
	New Jersey EDA, RB, Cigarette Tax (Radian), 5.50%, 6/15/31	125	111,326
	New Jersey EDA, RB, Motor Vehicle Commission, Series A (MBIA), 3.52%, 7/01/12 (e)	4,000	3,748,000
	New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (MBIA), 5.00%, 7/01/27	2,000	2,018,660
	New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (MBIA), 5.00%, 7/01/29	1,100	1,103,201
	New Jersey EDA, RB, Newark Downtown District Management Corp., 5.13%, 6/15/37	350	267,641
	New Jersey EDA, RB, School Facilities Construction, Series L (FSA), 5.00%, 3/01/30	1,700	1,748,518
	New Jersey EDA, RB, School Facilities Construction, Series O, 5.25%, 3/01/23	1,590	1,670,438
	New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,500	1,601,235

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	$1,000	$1,108,930
New Jersey EDA, RB, School Facilities, Series U (AMBAC), 5.00%, 9/01/37	500	501,310
New Jersey EDA, Refunding RB, CAB, Economic Fund, Series A (MBIA), 5.25%, 3/15/21 (e)	2,000	1,204,660
New Jersey EDA, Special Assessment, Refunding RB, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,040,750
New Jersey Educational Facilities Authority, RB, Public Library Project Grant Issue, Series A (AMBAC), 5.50%, 9/01/19	1,120	1,203,530
New Jersey Sports & Exposition Authority, RB, Series A (MBIA), 5.50%, 3/01/10 (d)	3,070	3,122,927
New Jersey Sports & Exposition Authority, Refunding RB (MBIA), 5.50%, 3/01/21	805	894,935
New Jersey State Transit Corp., COP, Federal Transit Administration Grants, Series A (AMBAC), 6.13%, 9/15/15 (d)	1,500	1,503,300
New Jersey Transportation Trust Fund Authority, New Jersey, RB, CAB, Transportation System, Series C (AMBAC), 5.05%, 12/15/35 (e)	1,380	260,075
New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series B (MBIA), 6.50%, 6/15/10	1,560	1,628,219
New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series B (MBIA), 6.00%, 12/15/11 (d)	2,500	2,788,600
New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series B (MBIA), 5.50%, 12/15/21	1,800	2,012,256
New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series D, 5.00%, 6/15/20	1,230	1,295,141
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29	1,000	1,019,860
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/30	1,110	1,129,469
State of New Jersey, GO, Refunding, Series H, 5.25%, 7/01/14	3,000	3,446,970
State of New Jersey, GO, Refunding, Series N (MBIA), 5.50%, 7/15/17	3,000	3,535,890

		57,037,384

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Tobacco - 1.5%	Tobacco Settlement Financing Corp., New Jersey, RB, 7.00%, 6/01/13 (d)	$1,445	$1,729,607
	Tobacco Settlement Financing Corp., New Jersey, RB, Series 1A, 5.00%, 6/01/41	3,500	2,383,780

			4,113,387

Transportation - 19.5%	Delaware River Joint Toll Bridge Commission, RB, 5.00%, 7/01/24	2,450	2,495,129
	Delaware River Port Authority Pennsylvania & New Jersey, RB (FSA), 5.75%, 1/01/26	15,000	15,058,950
	Delaware River Port Authority, Refunding RB, Port District Project, Series A (FSA), 5.20%, 1/01/27	350	356,744
	New Jersey State Turnpike Authority, RB, 2005, Series C, 6.50%, 1/01/16	80	94,670
	New Jersey State Turnpike Authority, RB, 2005, Series C, 6.50%, 1/01/16 (f)	30	37,047
	New Jersey State Turnpike Authority, RB, C-2005 (MBIA), 6.50%, 1/01/16	545	652,861
	New Jersey State Turnpike Authority, RB, C-2005 (MBIA), 6.50%, 1/01/16 (f)	190	237,793
	New Jersey State Turnpike Authority, RB, Growth & Income Securities, Series B (AMBAC), 6.16%, 1/01/35 (e)	1,510	1,135,263
	New Jersey State Turnpike Authority, RB, Series A (MBIA), 5.00%, 1/01/27	1,000	1,022,660
	New Jersey State Turnpike Authority, RB, Series C, 6.50%, 1/01/16 (f)	390	456,850
	New Jersey State Turnpike Authority, RB, Series C (FSA), 5.00%, 1/01/30	2,500	2,580,075
	New Jersey State Turnpike Authority, RB, Series C (MBIA), 6.50%, 1/01/16 (f)	2,765	3,208,091
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, CAB, Transportation System, Series A, 6.62%, 12/15/38 (e)	10,000	1,644,100
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A, 5.75%, 6/15/20	2,820	3,145,033
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A, 6.23%, 12/15/32 (e)	10,000	2,434,300
	Port Authority of New York & New Jersey, RB, Consolidated Eighty, Fifth Series, 5.20%, 9/01/18	1,000	1,170,760

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Port Authority of New York & New Jersey, RB, Consolidated Ninety, Third Series, 6.13%, 6/01/94	$1,000	$1,142,250
	Port Authority of New York & New Jersey, RB, Consolidated, One Hundred Forty, Seventh, AMT, 4.75%, 4/15/37	5,000	4,756,150
	Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6, AMT (MBIA), 6.25%, 12/01/09	7,000	7,039,690
	Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6, AMT (MBIA), 6.25%, 12/01/11	1,750	1,817,340
	Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal, Series 6, AMT (MBIA), 5.75%, 12/01/22	2,000	1,862,840

			52,348,596

Utilities - 2.2%	New Jersey EDA, RB, NJ American Water Co. Inc. Project, Series A, AMT (FGIC), 6.88%, 11/01/34	100	100,034
	New Jersey EDA, RB, Series A, New Jersey, American Water, AMT (AMBAC), 5.25%, 11/01/32	1,250	1,103,512
	North Hudson Sewerage Authority SRB, Refunding RB, Series A (MBIA), 5.41%, 8/01/21 (e)	5,000	2,713,600
	Union County Utilities Authority, RB, Senior Lease, Ogden Martin, Series A, AMT (AMBAC), 5.50%, 6/01/10	2,000	2,025,260

			5,942,406

	Total Municipal Bonds in New Jersey		228,447,288

Northern Mariana Island - 0.3%

State - 0.3%	Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/13 (d)	600	708,432
	Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/33	150	135,522

	Total Municipal Bonds in Northern Mariana Island		843,954

Puerto Rico - 6.8%

Corporate - 0.2%	Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	1,345	586,756

Housing - 0.6%	Puerto Rico HFA, RB, Capital Fund Modernization, 5.13%, 12/01/27	1,600	1,625,200

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

State - 3.0%	Commonwealth of Puerto Rico, GO, Public Improvement (FSA), 5.50%, 7/01/19	$5,000	$5,410,000
	Commonwealth of Puerto Rico, GO, Public Improvement, Series A, 5.25%, 7/01/16 (d)	310	369,241
	Puerto Rico Municipal Finance Agency, GO, Series A (FSA), 5.00%, 8/01/21	1,250	1,267,775
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	1,000	1,025,010

			8,072,026

Transportation - 2.0%	Puerto Rico Highway & Transportation Authority, RB, Series B, 6.00%, 7/01/10 (d)	3,000	3,164,010
	Puerto Rico Highway & Transportation Authority, RB, Series D, 5.38%, 7/01/12 (d)	1,000	1,110,020
	Puerto Rico Highway & Transportation Authority, Refunding RB, Series N (AGC), 5.25%, 7/01/34	1,000	1,046,940

			5,320,970

Utilities - 1.0%	Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,000	1,004,660
	Puerto Rico Infrastructure Financing Authority, SO, Series A, 5.50%, 10/01/10 (d)	1,650	1,755,798

			2,760,458

	Total Municipal Bonds in Puerto Rico		18,365,410

U.S. Virgin Islands - 0.8%

Corporate - 0.8%	United States Virgin Islands, RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,400	1,401,904
	Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 5.88%, 7/01/22	750	712,665

	Total Municipal Bonds in the U.S. Virgin Islands		2,114,569

	Total Municipal Bonds - 97.4%		261,497,045

	Municipal Bonds Transferred to Tender Option Bond Trusts (i)

Puerto Rico - 0.8%

Utilities - 0.8%	Puerto Rico Infrastructure Financing Authority, SO, Refunding, Series A, 5.50%, 10/01/10	2,000	2,128,240

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 0.8%		2,128,240

	Total Long-Term Investments (Cost - $268,259,284) - 98.2%		263,625,285

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

CMA New Jersey Municipal Money Fund, 0.04% (j)(k)	3,516,914	$3,516,914

Total Short-Term Securities (Cost - $3,516,914) - 1.3%		3,516,914

Total Investments (Cost - $271,776,198*) - 99.5%		267,142,199
Other Assets Less Liabilities - 0.9%		2,331,537
Liability for Trust Certificates, Including Interest Expense and Fees Payable - (0.4)%		(1,001,250)

Net Assets - 100.0%		$268,472,486

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$270,199,542

Gross unrealized appreciation	$10,020,260
Gross unrealized depreciation	(14,077,603)

Net unrealized depreciation	$(4,057,343)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Security is collateralized by Municipal or US Treasury Obligations.

(g)	Non-income producing security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New Jersey Municipal Money Fund	1,700,344	$332

(k)	Represents the current yield as of report date.

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$3,516,914
Level 2 - Long-Term Investments[1]	263,625,285
Level 3	—

Total	$267,142,199

[1] See above Schedule of Investments for values in each sector.

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Guam - 0.4%

Tobacco - 0.2%	Guam Economic Development & Commerce Authority, RB, Tobacco Settlement Asset Backed, 5.63%, 6/01/47	$1,750	$1,325,625

Utilities - 0.2%	Guam Government Waterworks Authority, RB, Water, 6.00%, 7/01/25	1,000	930,370

	Total Municipal Bonds in Guam		2,255,995

Multi-State - 3.9%

Housing - 3.9%	Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (a)(b)	10,000	10,418,100
	MuniMae TE Bond Subsidiary LLC, 7.50%, 6/30/49 (a)(b)	4,000	3,480,000
	MuniMae TE Bond Subsidiary LLC, 7.75%, 6/30/50 (a)(b)	10,000	6,497,800

	Total Municipal Bonds in Multi-State		20,395,900

Northern Mariana Islands - 0.1%

State - 0.1%	Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/13 (c)	500	590,360

	Total Municipal Bonds in Northern Mariana Islands		590,360

Pennsylvania - 78.1%

Corporate - 4.4%	Allegheny County IDA, Pennsylvania, Refunding RB, Environmental Improvement, USX Project, 6.10%, 7/15/20	1,500	1,500,030
	Bradford County IDA, Refunding RB, International Paper, Series B, AMT, 5.20%, 12/01/19	1,000	901,500
	Delaware County IDA, Pennsylvania, RB, Water Facilities, Aqua Pennsylvania Inc. Project, Series C, AMT (MBIA), 5.00%, 2/01/35	5,670	5,211,467
	Northumberland County IDA, Refunding RB, Aqua Pennsylvania Inc. Project, AMT (MBIA), 5.05%, 10/01/39	2,500	2,160,975
	Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania Inc. Project, Series A, AMT, 6.75%, 10/01/18	9,400	10,253,144
	Pennsylvania Economic Development Financing Authority, RB, Waste Management Inc. Project, Series A, AMT, 5.10%, 10/01/27	300	267,999
	Washington County IDA, Pennsylvania, RB, West Pennsylvania, Mitchell, Series G (AMBAC), 6.05%, 4/01/14	2,500	2,501,575

			22,796,690

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
FSA	Financial Security Assurance Inc.
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
S/F	Single-Family
SO	Special Obligation

1

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

County/City/Special District/School District - 20.0%	Coatesville School District, GO (FSA), 5.00%, 8/01/25	$6,585	$6,970,091
	County of Allegheny Pennsylvania, GO, Series C-57 (MBIA), 5.00%, 11/01/21	5,775	5,979,089
	Delaware Valley Regional Financial Authority, RB, 5.75%, 7/01/32	21,000	23,189,250
	Delaware Valley Regional Financial Authority, RB, Series A (AMBAC), 5.50%, 8/01/28	6,500	6,927,245
	Delaware Valley Regional Financial Authority, RB, Series A, 5.50%, 6/01/37	10,000	10,497,800
	East Stroudsburg Area School District, GO, Series A (MBIA), 7.75%, 9/01/27	3,700	4,467,232
	Mifflin County School District, GO (Syncora), 7.50%, 9/01/22	2,300	2,805,448
	Philadelphia Redevelopment Authority, RB, Qualified Redevelopment, Neighborhood, Series B, AMT (MBIA), 5.00%, 4/15/27	415	380,775
	Philadelphia School District, GO, Refunding, Series A (AMBAC), 5.00%, 8/01/15	9,105	10,028,247
	Philadelphia School District, GO, Series E, 6.00%, 9/01/38	8,600	9,172,244
	Reading School District, GO (FSA), 5.00%, 1/15/36	5,290	5,355,913
	Souderton Area School District, Pennsylvania, GO (MBIA), 5.00%, 11/15/22	4,290	4,497,164
	West Chester Area School District, Pennsylvania, GO, Series A (FSA), 5.00%, 5/15/18	4,915	5,460,565
	West Chester Area School District, Pennsylvania, GO, Series A (FSA), 5.00%, 5/15/22	7,550	8,166,760

			103,897,823

Education - 8.7%	Delaware County Authority, Pennsylvania, RB, Haverford College, 5.75%, 11/15/25	6,795	7,104,648
	Lancaster Higher Education Authority, RB, Franklin & Marshall College Project, 5.00%, 4/15/37	2,930	2,861,204
	Pennsylvania Higher Educational Facilities Authority, RB, Lafayette College Project, 6.00%, 5/01/30	155	157,193
	Pennsylvania Higher Educational Facilities Authority, RB, State System of Higher Education, Series A (MBIA), 5.00%, 6/15/26	3,300	3,411,573
	Pennsylvania Higher Educational Facilities Authority, RB, University Sciences Philadelphia (AGC), 5.00%, 11/01/32	5,000	5,080,550
	Pennsylvania State University, RB, Series A, 5.00%, 8/15/28	5,045	5,362,885
	Pennsylvania State University, RB, Series A, 5.00%, 8/15/29	2,000	2,112,840
	Philadelphia Authority for Industrial Development, RB, American	6,370	6,420,450
	College of Physicians, 5.50%, 6/15/20 Philadelphia Authority for Industrial Development, RB, American	8,315	8,361,398
	College of Physicians, 5.50%, 6/15/25 University of Pittsburgh, Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	4,450	4,680,866

			45,553,607

2

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Health - 13.4%	Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (MBIA), 6.00%, 7/01/25	$6,750	$7,380,855
	Allegheny County Hospital Development Authority, RB, Health System, West Penn, Series A, 5.38%, 11/15/40	3,120	1,990,841
	Allegheny County IDA, Pennsylvania, RB, Residential Resource Inc. Project, 5.13%, 9/01/31	905	746,670
	Allegheny County IDA, Pennsylvania, Refunding RB, Commercial Development, MPB Association Project (FSA), 7.70%, 12/01/13	3,040	3,389,509
	Berks County Municipal Authority, RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	10,194,200
	Bucks County IDA, RB, Ann’s Choice Inc. Facilities, Series A, 5.90%, 1/01/27	770	606,367
	Bucks County IDA, RB, Pennswood Village Project, Series A, 6.00%, 10/01/12 (c)	1,000	1,148,890
	Dauphin County General Authority, RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	2,500	2,545,900
	Dauphin County General Authority, Refunding RB, Haps Co., Western Pennsylvania Hospital Project, Series B (MBIA), 6.25%, 7/01/16 (d)	900	1,039,824
	Delaware County Authority, Pennsylvania, RB, Crozer Keystone Obligation Group, Series A, 5.00%, 12/15/31	6,000	4,433,400
	Fulton County IDA, RB, Fulton County Medical Center Project, 5.90%, 7/01/40	500	362,895
	Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,598,852
	Lancaster County Hospital Authority, RB, Health Center, Masonic Homes Project, 5.00%, 11/01/26	600	562,464
	Lancaster County Hospital Authority, RB, Health Center, Masonic Homes Project, 5.00%, 11/01/31	1,885	1,687,245
	Lancaster County Hospital Authority, RB, Health Center, Masonic Homes Project, 5.00%, 11/01/36	3,095	2,701,068
	Lebanon County Health Facilities Authority, RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	1,000	817,950
	Lehigh County General Purpose Authority, RB, Kidspeace Obligation Group (ACA), 5.70%, 11/01/09	670	666,415
	Mifflin County Hospital Authority, RB (Radian), 6.20%, 1/01/11 (c)	1,000	1,080,370
	Mifflin County Hospital Authority, RB (Radian), 6.40%, 1/01/11 (c)	2,550	2,761,701
	Monroe County Hospital Authority, Pennsylvania, RB, Hospital, Pocono Medical Center, 5.13%, 1/01/37	4,140	3,640,799
	Montgomery County Higher Education & Health Authority, RB, Health Care, Holy Redeemer Health, Series A (AMBAC), 5.25%, 10/01/27	8,900	7,355,316

3

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Montgomery County IDA, Pennsylvania, RB, ACTS Retirement, Life Community, Series A-1, 6.25%, 11/15/29	$480	$491,582
	Montgomery County IDA, Pennsylvania, RB, Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	1,000	911,150
	Philadelphia Hospitals & Higher Education Facilities Authority, RB, Presbyterian Medical Center, 6.65%, 12/01/19 (d)	3,000	3,738,870
	Sayre Health Care Facilities Authority, RB, Guthrie Health, Series A, 5.88%, 12/01/31	320	315,088
	South Fork Municipal Authority, Refunding RB, Good Samaritan Medical Center, Series B (MBIA), 5.38%, 7/01/16	3,270	3,277,554
	Southcentral General Authority, Pennsylvania, RB, Wellspan Health, 5.63%, 5/15/26 (d)	315	339,362
	Southcentral General Authority, Pennsylvania, RB, Wellspan Health Obligation Group, Series A, 6.00%, 6/01/29	3,750	4,004,625

			69,789,762

Housing - 4.3%	Pennsylvania HFA, RB, Series 96, Series A, AMT, 4.70%, 10/01/37	6,500	5,667,480
	Pennsylvania HFA, RB, Series 99A, AMT, 5.25%, 10/01/32	4,800	4,686,864
	Pennsylvania HFA, RB, Series 103C, Non-Ace, 5.40%, 10/01/33	4,250	4,362,583
	Pennsylvania Housing Finance Agency, RB, S/F Mortgage, Series 63A, AMT, 5.64%, 4/01/30 (e)	13,155	3,911,639
	Pennsylvania Housing Finance Agency, RB, S/F Mortgage, Series 66A, AMT, 5.65%, 4/01/29	1,045	1,034,749
	Pennsylvania Housing Finance Agency, RB, S/F, Series 73A, AMT, 5.45%, 10/01/32	2,000	2,000,680
	Philadelphia Authority for Industrial Development, RB, Rieder House Project, Series A, 6.10%, 7/01/33	500	405,345
	Philadelphia Authority for Industrial Development, RB, Saligman House Project, Series C, 6.10%, 7/01/33	500	405,345

			22,474,685

State - 9.7%	Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,480,500
	Commonwealth of Pennsylvania, GO, First Series, 5.00%, 10/01/26	2,800	2,994,292
	Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/29	3,900	4,158,882
	Commonwealth of Pennsylvania, GO, Second Series A, 5.00%, 8/01/24	6,000	6,521,460
	Pennsylvania Convention Center Authority, RB, Series A (FGIC), 6.70%, 9/01/16 (d)	905	1,048,632
	Pennsylvania IDA, Pennsylvania, RB, Economic Development (AMBAC), 5.50%, 7/01/16	7,695	8,466,501
	Pennsylvania State Public School Building Authority, RB, School District Philadelphia Project, Series B (FSA), 5.00%, 6/01/24	9,000	9,504,180
	Pennsylvania Turnpike Commission, RB, Series C (MBIA), 5.00%, 12/01/32	11,000	11,261,030

4

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	State Public School Building Authority, Pennsylvania, RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	$3,050	$3,096,665

			50,532,142

Transportation - 15.0%	City of Philadelphia Pennsylvania, RB, Series A, AMT (FSA), 5.00%, 6/15/32	9,500	$8,863,025
	City of Philadelphia Pennsylvania, RB, Series A, AMT (FSA), 5.00%, 6/15/37	14,000	12,694,360
	Delaware River Port Authority Pennsylvania & New Jersey, RB (FSA), 5.75%, 1/01/22	35,000	35,182,000
	Delaware River Port Authority, RB, Port District Project, Series B (FSA), 5.70%, 1/01/22	8,930	8,959,201
	Pennsylvania Turnpike Commission, RB, Series A (AMBAC), 5.50%, 12/01/31	1,600	1,642,352
	Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	6,000	6,087,300
	Philadelphia Parking Authority, RB, Airport (FSA), 5.63%, 9/01/17	4,495	4,545,883

			77,974,121

Utilities - 2.0%	City of Philadelphia Pennsylvania, RB, Series A, 5.25%, 1/01/36	1,450	1,455,206
	City of Philadelphia Pennsylvania, RB, Twelfth Series B (MBIA), 7.00%, 5/15/20 (d)	1,650	2,051,478
	Delaware County IDA, Pennsylvania, RB, Water Facilities, AMT (MBIA), 6.00%, 6/01/29	3,400	3,414,212
	Montgomery County IDA, Pennsylvania, RB, Aqua Pennsylvania Inc. Project, Series A, AMT, 5.25%, 7/01/42	3,900	3,406,065

			10,326,961

Utilities: Water & Sewer - 0.6%	Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Series A, 5.00%, 10/01/39	3,000	3,016,410

	Total Municipal Bonds in Pennsylvania		406,362,201

Puerto Rico - 9.0%

Corporate - 0.1%	Puerto Rico Ports Authority, RB, Special Facilities, Series Series A, AMT, 6.25%, 6/01/26	750	327,218

State - 6.3%	Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (MBIA), 6.00%, 7/01/27	3,000	3,022,200
	Puerto Rico Infrastructure Financing Authority, Special Tax, Series B, 5.00%, 7/01/41	7,700	6,422,416
	Puerto Rico Public Buildings Authority, RB, Government Facilities, Series D, 5.38%, 7/01/33	2,940	2,633,093
	Puerto Rico Public Buildings Authority, RB, Government Facilities, Series N, 5.25%, 7/01/17	2,375	2,396,826
	Puerto Rico Public Buildings Authority, RB, Government Facilities, Series N, 5.50%, 7/01/27	2,150	2,024,096
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	15,000	16,086,900

			32,585,531

5

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Tobacco - 0.2%	Children’s Trust Fund, RB, Asset Backed Bonds, 5.38%, 5/15/33	$1,100	$1,048,234

Transportation - 0.1%	Puerto Rico Highway & Transportation Authority, RB, Series G, 5.00%, 7/01/33	685	602,615

Utilities - 2.3%	Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	3,600	3,616,776
	Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	4,450	4,443,236
	Puerto Rico Infrastructure Financing Authority, SO, Series A, 5.38%, 10/01/10 (c)	1,000	1,062,770
	Puerto Rico Infrastructure Financing Authority, SO, Series A, 5.50%, 10/01/10 (c)	2,750	2,926,330

			12,049,112

	Total Municipal Bonds in Puerto Rico		46,612,710

U.S. Virgin Islands - 0.5%

Corporate - 0.3%	United States Virgin Islands, RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,000	1,001,360
	Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	500	485,910

			1,487,270

Utilities - 0.2%	Virgin Islands Water & Power Authority, RB, Series A, 5.00%, 7/01/31	1,000	882,420

	Total Municipal Bonds in the U.S. Virgin Islands		2,369,690

	Total Municipal Bonds - 92.0%		478,586,856

	Municipal Bonds Transferred to
	Tender Option Bond Trusts (f)

Pennsylvania-4.8%

County/City/Special District/School District - 2.2%	Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/28	10,797	11,601,547

Health - 2.6%	Geisinger Authority, RB, Series A, 5.13%, 6/01/34	7,460	7,423,148
	Geisinger Authority, RB, Series A, 5.25%, 6/01/39	6,000	6,017,640

			13,440,788

Puerto Rico - 0.4%

Utilities - 0.4%	Puerto Rico Infrastructure Financing Authority, SO, Refunding, Series A, 5.50%, 10/01/10	2,000	2,128,240

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 5.2%		27,170,575

	Total Long-Term Investments
	(Cost - $509,196,793) - 97.2%		505,757,431

6

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)

Short-Term Securities	Shares	Value

CMA Pennsylvania Municipal Money Fund, 0.04% (g)(h)	24,923,921	$24,923,921

Total Short-Term Securities (Cost - $24,923,921) - 4.8%		24,923,921

Total Investments (Cost - $534,120,714*) - 102.0%		530,681,352
Other Assets Less Liabilities - 0.9%		4,483,208
Liability for Trust Certificates, Including Interest Expense and Fees Payable - (2.9)%		(14,941,636)

Net Assets - 100.0%		$520,222,924

*	The cost and unrealized depreciation of investments as of August 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$517,525,491

Gross unrealized appreciation	$17,157,638
Gross unrealized depreciation	(18,928,400)

Net unrealized depreciation	$(1,770,762)

(a)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security is collateralized by Municipal or US Treasury Obligations.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Pennsylvania Municipal Money Fund	(7,401,559)	$1,661

(h)	Represents the current yield as of report date.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

7

BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$24,923,921
Level 2 - Long-Term Investments[1]	505,757,431
Level 3	—

Total	$530,681,352

[1]	See above Schedule of Investments for values in each sector.

8

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Multi-State Municipal Series Trust

Date: October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: October 22, 2009